Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share
	Year ended December 31,
	2020	2019	2018

Net income attributable to Magic shareholders	$25,186	$20,266	$19,883
Accretion of redeemable non-controlling interests	$(1,317)	$(7,471)	$(1,726)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$23,869	$12,795	$18,157

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	49,028,975	48,896,163	46,665,042
Effect of dilutive securities	18,682	97,920	131,648

Denominator for diluted net earnings per share	49,047,657	48,994,083	46,796,690

Basic and Diluted earnings per share	$0.49	$0.26	$0.39